UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust
(Exact name of registrant as specified in charter)

47 Hulfish Street, Suite 510
Princeton, New Jersey 08542
(Address of principal executive offices) (Zip code)

Javier Jimenez
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

(609) 430-0404
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  July 1, 2019 – January 17, 2020

Item 1. Proxy Voting Record.

Equinox IPM Systematic Macro Fund

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equinox Funds Trust

By:  /s/  Robert J. Enck
        Robert J. Enck, President and Principal Executive Officer

Date: 5/31/2020